Average Annual Total Returns		12 Months Ended	49 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.04%)
ICE BofA 1-3 Year BB US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA 1-3 Year BB US Cash Pay High Yield Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.22%	4.90%
Greenspring Income Opportunities Fund, Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.39%	4.95%
Performance Inception Date	Dec. 15, 2021
Greenspring Income Opportunities Fund, Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.81%	2.72%
Greenspring Income Opportunities Fund, Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.77%	2.81%